Current Liabilities - Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2019
Current Liabilities [member]
Statement [LineItems]
Disclosure of Detailed Information of Employee Benefits Current Liabilities

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$
Annual leave	238,570	189,514

Non-current Liabilities [member]
Statement [LineItems]
Disclosure of Detailed Information of Employee Benefits Current Liabilities

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$
Long service leave	47,725	32,303